Segmental information - Summary of segment reporting information by geographical areas (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Segmental information
Non-current assets	€ 2,119,019	€ 1,680,044
Number of reportable segments | segment	1
Number of operating segments | segment	1
Revenue	€ 1,289,965	1,106,556	€ 877,621
North America
Segmental information
Revenue	366,210	301,269	195,883
Africa
Segmental information
Revenue	25,665	26,918	23,308
AsiaPac & Middle East
Segmental information
Revenue	134,430	116,466	108,412
Europe
Segmental information
Revenue	640,547	562,024	464,012
LATAM & Caribbean
Segmental information
Revenue	123,113	99,879	86,006
Switzerland
Segmental information
Non-current assets	1,333,669	1,218,323
Revenue	3,908	9,555	9,292
Germany
Segmental information
Non-current assets	58,379	57,790
United Kingdom
Segmental information
Non-current assets	302,224	56,822
Malta
Segmental information
Revenue	134,055	101,804	88,593
US
Segmental information
Non-current assets	315,273	230,903
Revenue	323,805	262,765	€ 166,008
Other countries
Segmental information
Non-current assets	€ 109,474	€ 116,206